File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)
Equitable Life Insurance Company of Iowa


                      Prospectus Supplement

                          October 29, 1997

                             to the

             Equi-Select Variable Annuity Prospectus
        Dated May 1, 1997 as Supplemented May 28, 1997,
                 June 26, 1997 and July 9, 1997

                           __________

     On October 24, 1997, ING Groep, N.V. ("ING") completed the transaction to aquire Equitable of Iowa Companies ("Equitable of Iowa"). At a meeting of shareholders on October 23, 1997, Equitable of Iowa shareholders approved the terms of the agreement of July 7, 1997, to merge Equitable of Iowa into ING. ING is now the ultimate corporate parent of Equitable Life Insurance Company of Iowa, the issuer of the Equi-Select Variable Annuity, Equitable of Iowa Securities Network, Inc., the distributor of the Equi-Select Variable Annuity and the Equi-Select Series Trust (the "ESS Trust"), Equitable Investment Services, Inc. ("EISI"), the manager of the ESS Trust, and Directed Services, Inc. ("DSI"), the manager of The GCG Trust. ING, based in the Netherlands, is a global financial services holding company with over $289 billion in assets. On October 9, 1997, at special meeting of the shareholders of the ESS Trust, the shareholders approved the new management agreement between EISI and the ESS Trust and each of the new portfolio management agreements among EISI, the ESS Trust and the portfolio managers of the ESS Trust. On October 9, 1997, at special meeting of the shareholders of The GCG Trust, the shareholders approved the new management agreement between DSI and The GCG Trust and each of the new portfolio management agreements among DSI, The GCG Trust and the portfolio managers of The GCG Trust. These agreements are effective as of October 24, 1997.



This supplement should be retained with your Equi-Select Variable
Annuity Prospectus.



5344-CLO                                                               10/29/97